SEGMENT INFORMATION (Schedule of Reconciliation of Segment Profitability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 847,773	$ 727,829
Equity income from affiliates	(9,212)	(7,388)
Depreciation and amortization	(224,051)	(133,619)
Restructuring, severance and impairment	(41,400)
Other adjustments	20,808	(30,685)
Income before income taxes and equity earnings of affiliates	166,983	368,085
Foreign exchange gains and (losses)	12,731	(16,612)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	1,039,792	853,026
Operating Segments [Member] | UFC Segment [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	755,664	680,629
Operating Segments [Member] | WWE Segment [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	162,981	0
Operating Segments [Member] | IMG [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	121,147	172,397
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Equity income from affiliates	(9,212)	(7,388)
Interest expense, net	(229,605)	(134,084)
Depreciation and amortization	(224,051)	(133,619)
Equity-based compensation expense	(64,512)	(31,598)
Merger and acquisition costs	(85,474)	(9,486)
Certain legal costs	(38,721)	(12,781)
Restructuring, severance and impairment	(48,416)	(109)
Other adjustments	4,390	2,720
Foreign exchange gains and (losses)	14,811	(33,399)
Corporate [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ (192,019)	$ (125,197)